                 JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK
                               601 Congress Street
                              Boston, MA 02210-2805

May 15, 2009

Securities and Exchange Commission
100 F Street N.E.
Washington, D.C. 20549

Re: John Hancock Life Insurance Company of New York Separate Account A Registration Statement on Form N-4
     File No. 333-_________

Ladies and Gentlemen:

     On behalf of John Hancock Life Insurance Company of New York Separate Account A (the "Registrant"), a separate account of John Hancock Life Insurance Company of New York (the "Company"), we transmit for filing via EDGAR an initial registration statement on Form N-4 under the Securities Act of 1933 for the registration of a modified single purchase payment individual deferred variable annuity contract ("AnnuityNote Series 2 Variable Annuity Contract") to be issued by the Company.

     An additional pre-effective amendment will be filed on or before July 27, 2009 to include financial statements for the Registrant and the Company, to file required consents and exhibits, and to make certain other changes as permitted.

     Please direct any comments and questions regarding the registration statement to me at (617) 663-3192, or, in my absence, to Arnold R. Bergman, Chief Counsel - Annuities, at (617) 663-2184.

Very truly yours,


/s/ Thomas J. Loftus
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Thomas J. Loftus
Senior Counsel - Annuities